Unaudited Condensed Consolidated Statements of Changes in Deficit - USD ($)	Ordinary shares	Preferred shares	Additional paid-in capital	Statutory reserve	Accumulated deficit	Accumulated other comprehensive loss	Total shareholders’ deficit	Non-controlling interests	Total
Balance at Dec. 31, 2024	$ 1,598	$ 185	$ 115,745,140	$ 237,486	$ (125,338,509)	$ (2,848,314)	$ (12,202,414)	$ (3,565,559)	$ (15,767,973)
Balance (in Shares) at Dec. 31, 2024	31,949,038	3,700,000
Net loss					(30,125,449)		(30,125,449)	(264,362)	(30,389,811)
Foreign currency translation adjustment						(347,015)	(347,015)	(104,696)	(451,711)
Conversion of convertible loans	$ 207		4,753,912				4,754,119		4,754,119
Conversion of convertible loans (in Shares)	4,140,987
Cancellation of ordinary shares
Cancellation of ordinary shares (in Shares)	(9)
Share-based compensation expenses	$ 214		5,074,079				5,074,293		5,074,293
Share-based compensation expenses (in Shares)	4,268,316
Balance at Jun. 30, 2025	$ 2,019	$ 185	125,573,131	237,486	(155,463,958)	(3,195,329)	(32,846,466)	(3,934,617)	(36,781,083)
Balance (in Shares) at Jun. 30, 2025	40,358,332	3,700,000
Balance at Dec. 31, 2025	$ 2,762	$ 185	130,134,778	237,486	(226,559,555)	(4,370,415)	(100,554,759)	(4,309,169)	(104,863,928)
Balance (in Shares) at Dec. 31, 2025	55,235,284	3,700,000
Net loss					(13,038,604)		(13,038,604)	(8,442)	(13,047,046)
Foreign currency translation adjustment						(4,171,691)	(4,171,691)	(11,762)	(4,183,453)
Conversion of convertible loans	$ 7,993		4,573,534				4,581,527		4,581,527
Conversion of convertible loans (in Shares)	159,869,247
Forfeiture of unvested stock options (reversal of SBC)			(1,206,641)				(1,206,641)		(1,206,641)
Pre-delivery ordinary shares for conversion of Convertible Notes	$ 975		(975)
Pre-delivery ordinary shares for conversion of Convertible Notes (in Shares)	19,500,000
Share-based compensation expenses	$ 140		931,416				931,556		931,556
Share-based compensation expenses (in Shares)	2,784,000
Balance at Jun. 30, 2026	$ 11,870	$ 185	$ 134,432,112	$ 237,486	$ (239,598,159)	$ (8,542,106)	$ (113,458,612)	$ (4,329,373)	$ (117,787,985)
Balance (in Shares) at Jun. 30, 2026	237,388,531	3,700,000